February 2, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Money Market Funds (the "Fund")
                  FILE NOS. 33-48220 AND 811-06687
                  -------------------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses for the above named Fund do not differ from those contained in Post-Effective Amendment No. 25 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2010 (Accession # 0000950123-10-006165).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-5183.


                                                        Very truly yours,


                                                        /S/ THOMAS CLINTON
                                                        ------------------
                                                        Thomas Clinton
                                                        Regulatory Administrator

cc:      B. Alpert
         A. Mullady
         R. Schwartz, Esq.
         A. Lonergan
         H. Robichaud